Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$277,875.54

Principal:
Principal Collections	$6,041,548.08
Prepayments in Full	$1,917,113.26
Liquidation Proceeds	$54,781.10
Recoveries	$60,154.15
Sub Total	$8,073,596.59
Collections	$8,351,472.13

Purchase Amounts:
Purchase Amounts Related to Principal	$239,645.62
Purchase Amounts Related to Interest	$1,392.79
Sub Total	$241,038.41

Clean-up Call	$65,749,774.29

Reserve Account Draw Amount	$6,767,032.91

Available Funds - Total	$81,109,317.74

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$81,109,317.74
Servicing Fee	$61,706.86	$61,706.86	$0.00	$0.00	$81,047,610.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$81,047,610.88
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$81,047,610.88
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$81,047,610.88
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$81,047,610.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$81,047,610.88
Interest - Class B Notes	$19,397.88	$19,397.88	$0.00	$0.00	$81,028,213.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$81,028,213.00
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$80,998,395.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,998,395.00
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$80,957,614.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$80,957,614.50
Regular Principal Payment	$72,861,270.04	$72,861,270.04	$0.00	$0.00	$8,096,344.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$8,096,344.46
Residual Released to Depositor	$0.00	$8,096,344.46	$0.00	$0.00	$0.00
Total		$81,109,317.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$72,861,270.04
Total					$72,861,270.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$20,241,270.04	$512.83	$19,397.88	$0.49	$20,260,667.92	$513.32
Class C Notes	$26,310,000.00	$1,000.00	$29,818.00	$1.13	$26,339,818.00	$1,001.13
Class D Notes	$26,310,000.00	$1,000.00	$40,780.50	$1.55	$26,350,780.50	$1,001.55
Total	$72,861,270.04	$54.29	$89,996.38	$0.07	$72,951,266.42	$54.36

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$20,241,270.04	0.5128267	$0.00	0.0000000
Class C Notes	$26,310,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$26,310,000.00	1.0000000	$0.00	0.0000000
Total	$72,861,270.04	0.0542914	$0.00	0.0000000

Pool Information
Weighted Average APR	4.591%	4.663%
Weighted Average Remaining Term	16.03	15.42
Number of Receivables Outstanding	12,482	11,748
Pool Balance	$74,048,227.40	$65,749,774.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$72,861,270.04	$64,736,826.13
Pool Factor	0.0547125	0.0485809

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$1,012,948.16
Targeted Overcollateralization Amount	$1,012,948.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,749,774.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$6,767,032.91
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(6,767,032.91)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$45,365.05
(Recoveries)		98	$60,154.15
Net Loss for Current Collection Period			$(14,789.10)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2397%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.5478%
Second Preceding Collection Period			1.3278%
Preceding Collection Period			(0.0420)%
Current Collection Period			(0.2539)%
Four Month Average (Current and Preceding Three Collection Periods)			0.6449%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,205	$9,658,269.38
(Cumulative Recoveries)			$1,905,686.40
Cumulative Net Loss for All Collection Periods			$7,752,582.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5728%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,855.58
Average Net Loss for Receivables that have experienced a Realized Loss			$1,489.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.81%	222	$1,844,982.39
61-90 Days Delinquent	0.22%	14	$141,577.88
91-120 Days Delinquent	0.07%	5	$43,466.81
Over 120 Days Delinquent	0.89%	51	$584,028.31
Total Delinquent Receivables	3.98%	292	$2,614,055.39

Repossession Inventory:
Repossessed in the Current Collection Period		4	$48,384.84
Total Repossessed Inventory		8	$85,787.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6479%
Preceding Collection Period			0.6249%
Current Collection Period			0.5958%
Three Month Average			0.6229%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer